PGIM S&P 500 Buffer 12 ETF - March Average Annual Total Returns		12 Months Ended	19 Months Ended						20 Months Ended										21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended
	Aug. 03, 2026	Dec. 31, 2025	Dec. 31, 2025	[1]	Dec. 31, 2025	[2]	Dec. 31, 2025	[3]	Dec. 31, 2025	[4]	Dec. 31, 2025	[5]	Dec. 31, 2025	[6]	Dec. 31, 2025	[7]	Dec. 31, 2025	[8]	Dec. 31, 2025 [9]	Dec. 31, 2025	Dec. 31, 2025 [11]	Dec. 31, 2025 [12]
S&P 500 Price Return Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.39%	17.86%		17.86%		17.86%		20.23%		20.23%		17.86%		20.23%		20.23%		16.32%	17.46% [10]	19.75%	19.80%
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		13.84%																		14.34%
Performance Inception Date	Feb. 29, 2024
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.84%																		14.34%
Performance Inception Date	Feb. 29, 2024
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.19%																		11.07%
Performance Inception Date	Feb. 29, 2024

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[2]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[3]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[4]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[5]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[6]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[7]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[8]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[9]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[10]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[11]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[12]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.